Business combination - Summary of the Recognized goodwill as a result of business combinatione (Details) ₩ in Millions	Mar. 31, 2023 KRW (₩)
Disclosure of detailed information about business combination [abstract]
Transfer price	₩ 212,522
Fair value of net identifiable asset	309,473
Non-controlling interest	138,478	[1]
Goodwill	₩ 41,527

[1]	Non-controlling interests were recognized at fair value applying the closing price on the acquisition date of Woori Venture Partners.